                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /  (a)

     or fiscal year ending:           12/31/2002 (b)

Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:  American General Life Insurance Company Separate
                          Account D

     B. File Number:      811-2441

     C. Telephone Number: (713) 831-3504

2.   A. Street:           Post Office Box 1591

     B. City: Houston     C. State: TX     D. Zip Code: 77251     Zip Ext: 1591

     E. Foreign Country:                 Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)               N

4.   Is this the last filing on this form by Registrant? (Y/N)                N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)           N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)
     [If answer is "Y" (Yes) complete only items 111 through 132.]            Y

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant
        have at the end of the period                                 __________

                                       01                       SEC 2100(10-93)

For period ending 12/31/2002
                  ----------                           If filing more than one
                                                       Page 47, "X" box: [_]
File number 811-2441
                ----

UNIT INVESTMENT TRUSTS

111.   A.  [_]  Depositor Name:_____________________________________________

       B.  [_]  File Number (If any):_______________________________________

       C.  [_]  City:________________  State:___  Zip Code:______ Zip Ext.:_____

           [_]  Foreign Country:_____________ Foreign Postal Code:_______


111.   A.  [_]  Depositor Name:__________________________________________

       B.  [_]  File Number (If any):____________________________________

       C.  [_]  City:________________  State:___  Zip Code:______ Zip Ext.:_____

           [_]  Foreign Country:_____________ Foreign Postal Code:_______


112.   A.  [_]  Sponsor Name:____________________________________________

       B.  [_]  File Number (If any):____________________________________

       C.  [_]  City:________________  State:___  Zip Code:______ Zip Ext.:_____

           [_]  Foreign Country:_____________ Foreign Postal Code:_______


112.   A.  [_]  Sponsor Name:____________________________________________

       B.  [_]  File Number (If any):____________________________________

       C.  [_]  City:________________  State:___  Zip Code:______ Zip Ext.:_____

           [_]  Foreign Country:_____________ Foreign Postal Code:________

For period ending 12/31/2002
                  ----------                            If filing more than one
                                                       Page 48, "X" box: [_]

File number 811-2441
                ----

113.  A. [_] Trustee Name:__________________________________________________

      B. [_] City:___________________  State:___  Zip Code:______ Zip Ext.:_____

         [_] Foreign Country:___________________ Foreign Postal Code:_______


113.  A. [_] Trustee Name:__________________________________________________

      B. [_] City:___________________  State:___  Zip Code:______ Zip Ext.:_____

         [_] Foreign Country:_________________ Foreign Postal Code:_________


114.  A. [_] Principal Underwriter Name:____________________________________

      B. [_] File Number:____________

      C. [_] City____________________  State:_____Zip Code:______ Zip Ext.:_____

         [_] Foreign Country:___________________ Foreign Postal Code:_______


114.  A. [_] Principal Underwriter Name:____________________________________

      B. [_] File Number:___________________________________________________

      C. [_] City:___________________  State:___  Zip Code:______ Zip Ext.:_____

         [_] Foreign Country:_________________ Foreign Postal Code:_________


115.  A. [_] Independent Public Accountant Name:_________________ Zip Ext.:_____

         [_] Foreign Country:_________________ Foreign Postal Code:_________


115.  A. [_] Independent Public Accountant Name:____________________________

      B. [_] City:___________________  State:___  Zip Code:______ Zip Ext.:_____

         [_] Foreign Country:_________________ Foreign Postal Code:_________

For period ending 12/31/2002
                  ----------                             If filing more than one
                                                           Page 49, "X" box: [_]
File number 811-2441
                ----

116. Family of investment companies information:

     A.  [_] Is Registrant part of a family of investment companies? (Y/N)    Y
                                                                             ---
                                                                             Y/N
     B.  [_] Identify the family in 10 letters AGLSEPACCT
                                               ----------
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [_] Is Registrant a separate account of an insurance company? (Y/N) ___
                                                                             Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [_] Variable annuity contracts? (Y/N)                               ___
                                                                             Y/N

     C.  [_] Scheduled premium variable life contracts? (Y/N)                ___
                                                                             Y/N

     D.  [_] Flexible premium variable life contracts? (Y/N)                 ___
                                                                             Y/N

     E.  [_] Other types of insurance products registered under the
             Securities Act of 1933? (Y/N)                                   ___
                                                                             Y/N

118: [_] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933      89
                                                                             ---

119. [_] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
         the period                                                          ___

120. [_] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119($000's omitted)   $ ___

121. [_] State the number of series for which a current prospectus was in
         existence at the end of the period                                   79
                                                                             ---

122. [_] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                       84
                                                                             ---

For period ending 12/31/2002
                  ----------                           If filing more than one
                                                       Page 50, "X" box: [_]
File number 811-2441
                ----

123. [_] State the total value of the additional units
         considered in answering item 122 ($000's omitted)              $ 12,443
                                                                          ------
124. [_] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)               $ ______

125. [_] State the total dollar amount of sales loads
         collected (before reallowances to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)                                 $      0
                                                                          ------
126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.) ($000's omitted)        $ ______

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of    Total Assets     Total Income
                                                  Series        ($000's        Distributions
                                                 Investing      omitted)      ($000's omitted)
                                               -------------  --------------  ----------------
A.  U.S. Treasury direct issue                     _____     $ _____________   $ ___________

B.  U.S. Government agency                         _____     $ _____________   $ ___________

C.  State and municipal tax-free                   _____     $ _____________   $ ___________

D.  Public utility debt                            _____     $ _____________   $ ___________

E.  Brokers or dealers debt or debt
    of brokers' or dealers' parent                 _____     $ _____________   $ ___________

F.  All other corporate intermed.
    & long-term debt                               _____     $ _____________   $ ___________

G.  All other corporate short-term debt            _____     $ _____________   $ ___________

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers               _____     $ _____________   $ ___________

I.  Investment company equity securities  ____     $___________    $____________

J.  All other equity securities             89     $  1,165,827    $____________
                                          ----       ----------
K.  Other securities                      ____     $ __________    $ ___________

L.  Total assets of all series of
    registrant                              89     $  1,165,827    $____________
                                          ----       ----------

For period ending 12/31/2002                            If filing more than one
                  ----------                           Page 51, "X" box: [_]
File number 811-2441
                ----

128. [_]    Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer? (Y/N)           ____
                                                                           Y/N

            [If answer is "N"(No), go to item 131.]

129. [_]    Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period? (Y/N)               ____
                                                                           Y/N

            [If answer is "N" (No), go to item 131.]

130. [_]    In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees? (Y/N)                                              ____
                                                                           Y/N

131. [_]    Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)        $18,856
                                                                         ------


132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-____        811-____        811-____        811-____          811-____

     811-____        811-____        811-____        811-____          811-____

     811-____        811-____        811-____        811-____          811-____

     811-____        811-____        811-____        811-____          811-____

     811-____        811-____        811-____        811-____          811-____

     811-____        811-____        811-____        811-____          811-____

     811-____        811-____        811-____        811-____          811-____

     811-____        811-____        811-____        811-____          811-____

                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.


AMERICAN GENERAL LIFE INSURANCE
COMPANY SEPARATE ACCOUNT D
                              (Name of Registrant)

BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

By: /s/ ROBERT F. HERBERT, JR.              Witness: /s/ Lauren W. Jones
   ------------------------------                   -------------------------
     Robert F. Herbert, Jr.                           Lauren W. Jones
     Senior Vice President,                           Assistant Secretary
          Treasurer & Controller                      American General Life
     American General Life                                 Insurance Company
          Insurance Company